Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2014
Additional information - condensed financial statements of the Company
Condensed Statement of Operations

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
	RMB	RMB	RMB

Revenues	—	—	—
Total operating expenses	(22,576)	(24,368)	(38,940)
Loss from operations	(22,576)	(24,368)	(38,940)
Interest expense	(192,618)	(47,330)	—
Change in fair value of derivatives	32	(51,074)	74,014
Share of (loss)/income from subsidiaries	(1,809,926)	(246,909)	380,263
Convertible bond buyback loss	(8,466)	—	—
Other income/(loss)	371,297	(59,599)	8,434
Income/(loss) before income taxes	(1,662,257)	(429,280)	423,771
Net (loss)/income	(1,662,257)	(429,280)	423,771
Less: fair value of warrants in excess of net proceeds of equity offering	—	44,396	—
Net (loss)/income attributable to JA Solar Holdings	(1,662,257)	(473,676)	423,771

Condensed Statement of Financial Position

	December 31,	December 31,
	2013	2014
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	34,293	29,223
Other receivable from subsidiaries	244,772	—
Other current assets	3,631	2,257
Total current assets	282,696	31,480
Investments in subsidiaries	2,579,236	2,978,282
Amount due from subsidiaries	2,557,138	2,566,506
Total assets	5,419,070	5,576,268

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	7,788	6,364
Accrued and other liabilities	3,611	11,454
Derivatives liabilities - warrants	31,106	105,785
Total current liabilities	42,505	123,603
Long-term amount due to subsidiaries	602,044	92,493
Derivatives liabilities - warrants	154,259	—
Total liabilities	798,808	216,096

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 227,499,837 and 252,301,917 shares issued and outstanding as of December 31, 2013 and December 31, 2014)	170	186
Additional paid-in capital	5,327,177	5,638,703
Accumulated deficit	(713,574)	(289,803)
Accumulated other comprehensive income	6,489	11,086
Total shareholders’ equity	4,620,262	5,360,172
Total liabilities and shareholders’ equity	5,419,070	5,576,268

Condensed Statement of Cash Flows

	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2014
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss)/Income	(1,662,257)	(429,280)	423,771
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	2,055	1,960	4,985
Share of (loss)/income from subsidiaries	1,809,926	246,909	(380,263)
Amortization of deferred issuance cost and increase in accretion of convertible notes	135,725	35,030	—
Change in the fair value of derivatives	(32)	51,074	(74,014)
Exchange loss/(income)	4,422	85,032	(11,636)
Loss from senior convertible notes buyback	8,466	—	—
Gain from sales of claim against loaned shares	(369,153)	—	—
Changes in operating assets and liabilities:
Decrease/(increase) in other current assets	(3,227)	1,651	1,374
Increase/(decrease) in other payables to subsidiaries and employees	—	1,216	(1,424)
(Decrease)/increase in accrued and other liabilities	(33,728)	(10,978)	7,843
Decrease in interest payable	(3,746)	(4,123)	—
Net cash used in operating activities	(111,549)	(21,509)	(29,364)

Cash flows from investing activities:
Loans granted to subsidiaries	(12,349)	—	—
Loans repayment by subsidiaries	125,710	133,458	244,772
Net cash provided by investing activities	113,361	133,458	244,772

Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	211,193	623,759	—
Repurchase of senior convertible notes	(617,937)	(740,027)	—
Proceeds from sales of claim against loaned shares	369,153	—	—
Proceeds from issuance of ordinary shares	—	128,529	—
Proceeds from issuance of ordinary shares upon exercise of warrants	—	143,107	286,747
Repurchase of ADS	(15,276)	—	—
Repayment of long-term loan from subsidiaries	(12,571)	(253,629)	(509,571)
Proceeds from exercise of stock options	—	3,389	2,171
Net cash provided by/(used in) financing activities	(65,438)	(94,872)	(220,653)
Effect of exchange rate changes on cash and cash equivalents	3,628	205	175
Net (decrease)/increase in cash and cash equivalents	(59,998)	17,282	(5,070)
Cash and cash equivalents at the beginning of the year	77,009	17,011	34,293
Cash and cash equivalents at the end of the year	17,011	34,293	29,223